Short-Term Bank Loans (Details) ¥ in Millions				6 Months Ended	12 Months Ended
	Mar. 13, 2023 USD ($)	Jun. 24, 2022 USD ($)	Jun. 15, 2022 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 13, 2023 CNY (¥)	Jun. 24, 2022 CNY (¥)	Jun. 15, 2022 CNY (¥)
Short-Term Bank Loans (Details) [Line Items]
Borrowing amount	$ 1,164,888	$ 1,456,110	$ 1,456,110			¥ 8	¥ 10	¥ 10
Loan term		1 year	1 year
Fixed interest rate		4.20%	4.62%				4.20%	4.62%
Interest expense				$ 90,044	$ 103,765
LRC Bank [Member]
Short-Term Bank Loans (Details) [Line Items]
Loan term	1 year
Fixed interest rate	4.56%					4.56%